ALLIANZ LIFE VARIABLE ACCOUNT A

of

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements

December 31, 2020

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Allianz Life Insurance Company of North America and the Contract Owners of Allianz Life Variable Account A of Allianz Life Insurance Company of North America.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Allianz Life Variable Account A of Allianz Life Insurance Company of North America, indicated in the table below (other than AZL Morgan Stanley Global Real Estate Fund Class 1 and AZL Morgan Stanley Global Real Estate Fund Class 2, which do not present a statement of assets and liabilities) as of December 31, 2020, and the related statements of operations for the year then ended (other than AZL Morgan Stanley Global Real Estate Fund Class 1 and AZL Morgan Stanley Global Real Estate Fund Class 2, which are for the period January 1, 2020 to August 21, 2020 (date of both mergers with AZL S&P 500 Index Fund)), and the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Allianz Life Variable Account A of Allianz Life Insurance Company of North America (other than AZL Morgan Stanley Global Real Estate Fund Class 1 and AZL Morgan Stanley Global Real Estate Fund Class 2, which do not present statements of assets and liabilities) as of December 31, 2020, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2020 (other than AZL Morgan Stanley Global Real Estate Fund Class 1 and AZL Morgan Stanley Global Real Estate Fund Class 2, which are for the period of January 1, 2020 to August 21, 2020 (date of both mergers with AZL S&P 500 Index Fund)), in conformity with accounting principles generally accepted in the United States of America.

Subaccounts of Allianz Life Variable Account A
AZL DFA Five-Year Global Fixed Income Fund	AZL Russell 1000 Growth Index Fund Class 2	Franklin Mutual Shares VIP Fund
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Russell 1000 Value Index Fund Class 1	Franklin Rising Dividends VIP Fund
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	AZL Russell 1000 Value Index Fund Class 2	Franklin U.S. Government Securities VIP Fund
AZL Government Money Market Fund	AZL S&P 500 Index Fund	Invesco Oppenheimer V.I. Global Strategic Income Fund
AZL International Index Fund Class 1	AZL Small Cap Stock Index Fund Class 1	PIMCO VIT High Yield Portfolio
AZL International Index Fund Class 2	AZL Small Cap Stock Index Fund Class 2	PIMCO VIT Real Return Portfolio
AZL Mid Cap Index Fund Class 1	AZL T. Rowe Price Capital Appreciation Fund	PIMCO VIT StocksPLUS Global Portfolio
AZL Mid Cap Index Fund Class 2	Columbia Variable Portfolio – Seligman Global Technology Fund	PIMCO VIT Total Return Portfolio
AZL MSCI Emerging Markets Equity Index Class 1	Davis VA Financial Portfolio	Templeton Global Bond VIP Fund
AZL MSCI Emerging Markets Equity Index Class 2	Franklin Income VIP Fund	Templeton Growth VIP Fund
AZL Russell 1000 Growth Index Fund Class 1

Basis for Opinions

These financial statements are the responsibility of the Allianz Life Insurance Company of North America management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Allianz Life Variable Account A of Allianz Life Insurance Company of North America based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Allianz Life Variable Account A of Allianz Life Insurance Company of North America in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, MN
March 29, 2021

We have served as the auditor of one or more of the subaccounts of Allianz Life Variable Account A of Allianz Life Insurance Company of North America since 2019.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020

	AZL DFA Five-Year Global Fixed Income Fund	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	AZL Government Money Market Fund	AZL International Index Fund Class 1
Assets:
Investments at Net Asset Value	$11,445	$429,891	$91,356	$1,120,369	$316,467
Total Assets	11,445	429,891	91,356	1,120,369	316,467

Liabilities:
Total Liabilities	—	—	—	—	—
Total Net Assets	$11,445	$429,891	$91,356	$1,120,369	$316,467

Investment Shares	1,186	40,064	8,260	1,120,369	26,910
Investments at Cost	$11,800	$400,892	$85,820	$1,120,369	$275,979

	AZL International Index Fund Class 2	AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2	AZL MSCI Emerging Markets Equity Index Class 1	AZL MSCI Emerging Markets Equity Index Class 2
Assets:
Investments at Net Asset Value	$1,023,808	$1,448,747	$687,219	$594,976	$51,882
Total Assets	1,023,808	1,448,747	687,219	594,976	51,882

Liabilities:
Total Liabilities	—	—	—	—	—
Total Net Assets	$1,023,808	$1,448,747	$687,219	$594,976	$51,882

Investment Shares	58,738	172,470	28,563	69,669	6,075
Investments at Cost	$858,639	$1,568,998	$576,106	$396,178	$44,863
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020

	AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2	AZL Russell 1000 Value Index Fund Class 1	AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund
Assets:
Investments at Net Asset Value	$794,065	$1,430,522	$2,167,308	$748,351	$1,134,561
Total Assets	794,065	1,430,522	2,167,308	748,351	1,134,561

Liabilities:
Total Liabilities	—	—	—	—	—
Total Net Assets	$794,065	$1,430,522	$2,167,308	$748,351	$1,134,561

Investment Shares	54,092	67,765	240,278	59,964	55,567
Investments at Cost	$569,063	$1,009,846	$2,313,100	$740,340	$817,415

	AZL Small Cap Stock Index Fund Class 1	AZL Small Cap Stock Index Fund Class 2	AZL T. Rowe Price Capital Appreciation Fund	Davis VA Financial Portfolio	Franklin Income VIP Fund
Assets:
Investments at Net Asset Value	$132,139	$559,294	$982,698	$12,841	$655,133
Total Assets	132,139	559,294	982,698	12,841	655,133

Liabilities:
Total Liabilities	—	—	—	—	—
Total Net Assets	$132,139	$559,294	$982,698	$12,841	$655,133

Investment Shares	13,539	40,706	46,485	1,094	42,047
Investments at Cost	$130,412	$487,158	$707,011	$13,558	$618,829
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020

	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin U.S. Government Securities VIP Fund	Invesco Oppenheimer V.I. Global Strategic Income Fund	PIMCO VIT High Yield Portfolio
Assets:
Investments at Net Asset Value	$449,465	$1,026,232	$239,746	$13,355	$82,784
Total Assets	449,465	1,026,232	239,746	13,355	82,784

Liabilities:
Total Liabilities	—	—	—	—	—
Total Net Assets	$449,465	$1,026,232	$239,746	$13,355	$82,784

Investment Shares	26,613	34,181	19,551	2,759	10,335
Investments at Cost	$449,592	$722,256	$248,024	$14,526	$79,187

	PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Global Portfolio	PIMCO VIT Total Return Portfolio	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund
Assets:
Investments at Net Asset Value	$10,130	$868,461	$575,105	$33,105	$1,534,925
Total Assets	10,130	868,461	575,105	33,105	1,534,925

Liabilities:
Total Liabilities	—	—	—	—	—
Total Net Assets	$10,130	$868,461	$575,105	$33,105	$1,534,925

Investment Shares	728	96,745	49,621	2,285	134,523
Investments at Cost	$9,581	$853,920	$545,659	$36,643	$1,645,867
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020

Total All Funds
Assets:
Investments at Net Asset Value	$19,226,380
Total Assets	19,226,380

Liabilities:
Total Liabilities	—
Total Net Assets	$19,226,380

Investment Shares	2,531,182
Investments at Cost	$17,351,631

The following open/available fund had no activity as of December 31, 2020 and therefore, was not listed in the Statements of Assets and Liabilities:
Columbia Variable Portfolio – Seligman Global Technology Fund
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020

	AZL DFA Five-Year Global Fixed Income Fund	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	AZL Government Money Market Fund

Investment Income:
Dividends Reinvested in Fund Shares	$247	$15,232	$2,853	$2,188

Expenses:
Mortality and Expense Risk and Administrative Charges	75	3,151	1,670	16,196
Investment Income (Loss), Net	172	12,081	1,183	(14,008)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	(51)	1,146	679	—
Realized Gains (Losses) on Investments, Net	(51)	1,146	679	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(142)	20,304	3,711	—
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(193)	21,450	4,390	—
Net Increase (Decrease) in Net Assets From Operations	$(21)	$33,531	$5,573	$(14,008)

	AZL International Index Fund Class 1	AZL International Index Fund Class 2	AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2

Investment Income:
Dividends Reinvested in Fund Shares	$14,363	$27,984	$47,516	$6,774

Expenses:
Mortality and Expense Risk and Administrative Charges	3,770	8,268	10,437	6,643
Investment Income (Loss), Net	10,593	19,716	37,079	131
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	827	1,755	97,769	17,443
Realized Gains (Losses) on Sales of Investments, Net	428	11,479	(29,362)	(686)
Realized Gains (Losses) on Investments, Net	1,255	13,234	68,407	16,757
Net Change in Unrealized Appreciation
(Depreciation) on Investments	6,537	39,827	72,910	59,359
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	7,792	53,061	141,317	76,116
Net Increase (Decrease) in Net Assets From Operations	$18,385	$72,777	$178,396	$76,247
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020

	AZL Morgan Stanley Global Real Estate Fund Class 1	AZL Morgan Stanley Global Real Estate Fund Class 2	AZL MSCI Emerging Markets Equity Index Class 1	AZL MSCI Emerging Markets Equity Index Class 2
	(A)	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$2,860	$86	$18,618	$1,485

Expenses:
Mortality and Expense Risk and Administrative Charges	219	7	3,681	797
Investment Income (Loss), Net	2,641	79	14,937	688
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	18,804	1,634
Realized Gains (Losses) on Sales of Investments, Net	(20,954)	(515)	7,984	(130)
Realized Gains (Losses) on Investments, Net	(20,954)	(515)	26,788	1,504
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3,337	(20)	41,518	5,417
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(17,617)	(535)	68,306	6,921
Net Increase (Decrease) in Net Assets From Operations	$(14,976)	$(456)	$83,243	$7,609

	AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2	AZL Russell 1000 Value Index Fund Class 1	AZL Russell 1000 Value Index Fund Class 2

Investment Income:
Dividends Reinvested in Fund Shares	$7,722	$7,112	$59,786	$13,926

Expenses:
Mortality and Expense Risk and Administrative Charges	4,935	18,433	15,802	8,847
Investment Income (Loss), Net	2,787	(11,321)	43,984	5,079
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	49,702	65,300	127,028	33,510
Realized Gains (Losses) on Sales of Investments, Net	6,432	90,560	(32,349)	(10,753)
Realized Gains (Losses) on Investments, Net	56,134	155,860	94,679	22,757
Net Change in Unrealized Appreciation
(Depreciation) on Investments	162,674	262,748	(128,849)	(30,075)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	218,808	418,608	(34,170)	(7,318)
Net Increase (Decrease) in Net Assets From Operations	$221,595	$407,287	$9,814	$(2,239)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020

	AZL S&P 500 Index Fund	AZL Small Cap Stock Index Fund Class 1	AZL Small Cap Stock Index Fund Class 2	AZL T. Rowe Price Capital Appreciation Fund

Investment Income:
Dividends Reinvested in Fund Shares	$17,407	$2,284	$5,037	$11,673

Expenses:
Mortality and Expense Risk and Administrative Charges	13,601	1,887	7,505	8,667
Investment Income (Loss), Net	3,806	397	(2,468)	3,006
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	37,332	8,359	23,275	61,807
Realized Gains (Losses) on Sales of Investments, Net	29,798	(8,205)	(7,150)	19,224
Realized Gains (Losses) on Investments, Net	67,130	154	16,125	81,031
Net Change in Unrealized Appreciation
(Depreciation) on Investments	84,170	8,522	51,945	49,988
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	151,300	8,676	68,070	131,019
Net Increase (Decrease) in Net Assets From Operations	$155,106	$9,073	$65,602	$134,025

	Davis VA Financial Portfolio	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund

Investment Income:
Dividends Reinvested in Fund Shares	$172	$37,533	$12,614	$13,336

Expenses:
Mortality and Expense Risk and Administrative Charges	238	5,487	3,818	8,326
Investment Income (Loss), Net	(66)	32,046	8,796	5,010
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	751	510	16,014	47,389
Realized Gains (Losses) on Sales of Investments, Net	(376)	(249)	(7,427)	20,978
Realized Gains (Losses) on Investments, Net	375	261	8,587	68,367
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1,937)	(36,369)	(59,238)	60,349
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(1,562)	(36,108)	(50,651)	128,716
Net Increase (Decrease) in Net Assets From Operations	$(1,628)	$(4,062)	$(41,855)	$133,726
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020

	Franklin U.S. Government Securities VIP Fund	Invesco Oppenheimer V.I. Global Strategic Income Fund	PIMCO VIT High Yield Portfolio	PIMCO VIT Real Return Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$9,271	$746	$3,801	$142

Expenses:
Mortality and Expense Risk and Administrative Charges	3,045	256	1,306	199
Investment Income (Loss), Net	6,226	490	2,495	(57)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	(1,256)	(98)	(2)	4
Realized Gains (Losses) on Investments, Net	(1,256)	(98)	(2)	4
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,353	(246)	658	951
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	1,097	(344)	656	955
Net Increase (Decrease) in Net Assets From Operations	$7,323	$146	$3,151	$898

	PIMCO VIT StocksPLUS Global Portfolio	PIMCO VIT Total Return Portfolio	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund

Investment Income:
Dividends Reinvested in Fund Shares	$9,198	$11,687	$3,142	$46,311

Expenses:
Mortality and Expense Risk and Administrative Charges	6,719	7,873	274	11,223
Investment Income (Loss), Net	2,479	3,814	2,868	35,088
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	69,775	6,616	—	—
Realized Gains (Losses) on Sales of Investments, Net	(4,413)	4,268	(282)	(44,710)
Realized Gains (Losses) on Investments, Net	65,362	10,884	(282)	(44,710)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	34,762	22,878	(4,893)	66,233
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	100,124	33,762	(5,175)	21,523
Net Increase (Decrease) in Net Assets From Operations	$102,603	$37,576	$(2,307)	$56,611
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020

Total All Funds

Investment Income:
Dividends Reinvested in Fund Shares	$413,106

Expenses:
Mortality and Expense Risk and Administrative Charges	183,355
Investment Income (Loss), Net	229,751
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	685,600
Realized Gains (Losses) on Sales of Investments, Net	24,012
Realized Gains (Losses) on Investments, Net	709,612
Net Change in Unrealized Appreciation
(Depreciation) on Investments	799,382
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	1,508,994
Net Increase (Decrease) in Net Assets From Operations	$1,738,745

(A)	Fund terminated in 2020 . See Footnote 1 for further details.

The following open/available fund had no activity for the year ended December 31, 2020 and therefore, was not listed in the Statements of Operations:
Columbia Variable Portfolio – Seligman Global Technology Fund

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or period ended December 31, 2020 and 2019

	AZL DFA Five-Year Global Fixed Income Fund		AZL Fidelity Institutional Asset Management Total Bond Fund Class 1
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$172	$397	$12,081	$10,473
Realized Gains (Losses) on Investments, Net	(51)	12	1,146	211
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(142)	(249)	20,304	26,151
Net Increase (Decrease) in Net Assets From Operations	(21)	160	33,531	36,835
Contract Transactions-All Products
Purchase Payments	5,800	5,400	7,711	8,545
Transfers Between Funds or (to) from General Account	—	—	—	—
Surrenders and Terminations	(2,978)	(1,840)	(20,303)	(17,175)
Rescissions	—	—	—	—
Loans	—	—	(101)	(57)
Other Transactions	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Policyholder Transactions	2,822	3,560	(12,693)	(8,687)
Increase (Decrease) in Net Assets	2,801	3,720	20,838	28,148
Net Assets at Beginning of Period	8,644	4,924	409,053	380,905
Net Assets at End of Period	$11,445	$8,644	$429,891	$409,053
Changes in Units
Issued	560	525	683	810
Redeemed	(288)	(178)	(1,794)	(1,631)
Net Increase (Decrease)	272	347	(1,111)	(821)

	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2		AZL Government Money Market Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,183	$746	$(14,008)	$3,078
Realized Gains (Losses) on Investments, Net	679	49	—	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3,711	4,398	—	—
Net Increase (Decrease) in Net Assets From Operations	5,573	5,193	(14,008)	3,078
Contract Transactions-All Products
Purchase Payments	18,675	19,709	145,980	131,786
Transfers Between Funds or (to) from General Account	—	—	—	(7,348)
Surrenders and Terminations	(15,967)	(14,580)	(70,802)	(130,479)
Rescissions	(32)	—	(48)	—
Loans	9,293	(70)	1,348	(1,865)
Other Transactions	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Policyholder Transactions	11,969	5,059	76,478	(7,906)
Increase (Decrease) in Net Assets	17,542	10,252	62,470	(4,828)
Net Assets at Beginning of Period	73,814	63,562	1,057,899	1,062,727
Net Assets at End of Period	$91,356	$73,814	$1,120,369	$1,057,899
Changes in Units
Issued	2,585	1,907	15,401	13,634
Redeemed	(1,473)	(1,392)	(7,400)	(14,306)
Net Increase (Decrease)	1,112	515	8,001	(672)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or period ended December 31, 2020 and 2019

	AZL International Index Fund Class 1		AZL International Index Fund Class 2
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$10,593	$7,083	$19,716	$12,692
Realized Gains (Losses) on Investments, Net	1,255	5,564	13,234	16,666
Net Change in Unrealized Appreciation
(Depreciation) on Investments	6,537	41,298	39,827	136,484
Net Increase (Decrease) in Net Assets From Operations	18,385	53,945	72,777	165,842
Contract Transactions-All Products
Purchase Payments	15,933	17,849	112,833	86,916
Transfers Between Funds or (to) from General Account	—	(3,404)	—	(6,771)
Surrenders and Terminations	(22,121)	(39,079)	(92,308)	(176,158)
Rescissions	(26)	(231)	(209)	(13)
Loans	(76)	(2,100)	13,864	(2,508)
Other Transactions	—	—	139	139
Net Increase (Decrease) in Net Assets Resulting
From Policyholder Transactions	(6,290)	(26,965)	34,319	(98,395)
Increase (Decrease) in Net Assets	12,095	26,980	107,096	67,447
Net Assets at Beginning of Period	304,372	277,392	916,712	849,265
Net Assets at End of Period	$316,467	$304,372	$1,023,808	$916,712
Changes in Units
Issued	1,408	1,558	9,007	5,175
Redeemed	(1,918)	(3,819)	(5,004)	(12,117)
Net Increase (Decrease)	(510)	(2,261)	4,003	(6,942)

	AZL Mid Cap Index Fund Class 1		AZL Mid Cap Index Fund Class 2
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$37,079	$28,985	$131	$(399)
Realized Gains (Losses) on Investments, Net	68,407	180,847	16,757	49,872
Net Change in Unrealized Appreciation
(Depreciation) on Investments	72,910	58,586	59,359	87,761
Net Increase (Decrease) in Net Assets From Operations	178,396	268,418	76,247	137,234
Contract Transactions-All Products
Purchase Payments	117,680	98,457	24,352	68,979
Transfers Between Funds or (to) from General Account	—	—	—	5,409
Surrenders and Terminations	(165,550)	(190,356)	(87,735)	(108,290)
Rescissions	(150)	(7)	(105)	(186)
Loans	323	17,277	4,955	(3,868)
Other Transactions	—	—	366	92
Net Increase (Decrease) in Net Assets Resulting
From Policyholder Transactions	(47,697)	(74,629)	(58,167)	(37,864)
Increase (Decrease) in Net Assets	130,699	193,789	18,080	99,370
Net Assets at Beginning of Period	1,318,048	1,124,259	669,139	569,769
Net Assets at End of Period	$1,448,747	$1,318,048	$687,219	$669,139
Changes in Units
Issued	9,930	9,135	1,417	2,669
Redeemed	(13,109)	(14,964)	(3,290)	(4,031)
Net Increase (Decrease)	(3,179)	(5,829)	(1,873)	(1,362)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or period ended December 31, 2020 and 2019

	AZL Morgan Stanley Global Real Estate Fund Class 1		AZL Morgan Stanley Global Real Estate Fund Class 2
	2020 (A)	2019	2020 (A)	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2,641	$1,361	$79	$440
Realized Gains (Losses) on Investments, Net	(20,954)	(130)	(515)	(2,839)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3,337	7,559	(20)	8,118
Net Increase (Decrease) in Net Assets From Operations	(14,976)	8,790	(456)	5,719
Contract Transactions-All Products
Purchase Payments	—	—	478	1,686
Transfers Between Funds or (to) from General Account	—	—	(1,452)	—
Surrenders and Terminations	(42,903)	(1,041)	(162)	(47,249)
Rescissions	—	—	—	—
Loans	—	—	—	—
Other Transactions	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Policyholder Transactions	(42,903)	(1,041)	(1,136)	(45,563)
Increase (Decrease) in Net Assets	(57,879)	7,749	(1,592)	(39,844)
Net Assets at Beginning of Period	57,879	50,130	1,592	41,436
Net Assets at End of Period	$—	$57,879	$—	$1,592
Changes in Units
Issued	—	—	41	129
Redeemed	(4,914)	(93)	(142)	(3,742)
Net Increase (Decrease)	(4,914)	(93)	(101)	(3,613)

	AZL MSCI Emerging Markets Equity Index Class 1		AZL MSCI Emerging Markets Equity Index Class 2
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$14,937	$5,942	$688	$(118)
Realized Gains (Losses) on Investments, Net	26,788	19,156	1,504	952
Net Change in Unrealized Appreciation
(Depreciation) on Investments	41,518	49,253	5,417	4,353
Net Increase (Decrease) in Net Assets From Operations	83,243	74,351	7,609	5,187
Contract Transactions-All Products
Purchase Payments	40,680	39,261	3,048	3,048
Transfers Between Funds or (to) from General Account	—	—	—	(5)
Surrenders and Terminations	(47,739)	(44,414)	(2,764)	(6,870)
Rescissions	(45)	(4)	—	—
Loans	156	487	4,177	(1,528)
Other Transactions	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Policyholder Transactions	(6,948)	(4,670)	4,461	(5,355)
Increase (Decrease) in Net Assets	76,295	69,681	12,070	(168)
Net Assets at Beginning of Period	518,681	449,000	39,812	39,980
Net Assets at End of Period	$594,976	$518,681	$51,882	$39,812
Changes in Units
Issued	2,982	2,979	715	277
Redeemed	(3,498)	(3,338)	(251)	(735)
Net Increase (Decrease)	(516)	(359)	464	(458)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or period ended December 31, 2020 and 2019

	AZL Russell 1000 Growth Index Fund Class 1		AZL Russell 1000 Growth Index Fund Class 2
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2,787	$3,939	$(11,321)	$(7,409)
Realized Gains (Losses) on Investments, Net	56,134	95,568	155,860	123,139
Net Change in Unrealized Appreciation
(Depreciation) on Investments	162,674	68,607	262,748	147,122
Net Increase (Decrease) in Net Assets From Operations	221,595	168,114	407,287	262,852
Contract Transactions-All Products
Purchase Payments	13,006	13,716	147,780	60,252
Transfers Between Funds or (to) from General Account	—	—	—	(1,033)
Surrenders and Terminations	(39,298)	(91,954)	(121,817)	(140,202)
Rescissions	(52)	—	—	—
Loans	(139)	1,488	1,769	(12,300)
Other Transactions	—	—	139	139
Net Increase (Decrease) in Net Assets Resulting
From Policyholder Transactions	(26,483)	(76,750)	27,871	(93,144)
Increase (Decrease) in Net Assets	195,112	91,364	435,158	169,708
Net Assets at Beginning of Period	598,953	507,589	995,364	825,656
Net Assets at End of Period	$794,065	$598,953	$1,430,522	$995,364
Changes in Units
Issued	691	999	4,931	2,217
Redeemed	(2,055)	(5,862)	(3,106)	(5,619)
Net Increase (Decrease)	(1,364)	(4,863)	1,825	(3,402)

	AZL Russell 1000 Value Index Fund Class 1		AZL Russell 1000 Value Index Fund Class 2
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$43,984	$47,732	$5,079	$5,194
Realized Gains (Losses) on Investments, Net	94,679	134,736	22,757	39,187
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(128,849)	301,173	(30,075)	123,804
Net Increase (Decrease) in Net Assets From Operations	9,814	483,641	(2,239)	168,185
Contract Transactions-All Products
Purchase Payments	118,166	174,408	43,175	48,073
Transfers Between Funds or (to) from General Account	—	(3,111)	—	—
Surrenders and Terminations	(264,483)	(283,980)	(101,133)	(145,541)
Rescissions	(162)	(25)	(239)	—
Loans	(884)	(1,163)	10,451	2,073
Other Transactions	—	—	147	—
Net Increase (Decrease) in Net Assets Resulting
From Policyholder Transactions	(147,363)	(113,871)	(47,599)	(95,395)
Increase (Decrease) in Net Assets	(137,549)	369,770	(49,838)	72,790
Net Assets at Beginning of Period	2,304,857	1,935,087	798,189	725,399
Net Assets at End of Period	$2,167,308	$2,304,857	$748,351	$798,189
Changes in Units
Issued	9,759	14,360	2,809	2,499
Redeemed	(21,967)	(22,815)	(5,301)	(7,144)
Net Increase (Decrease)	(12,208)	(8,455)	(2,492)	(4,645)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or period ended December 31, 2020 and 2019

	AZL S&P 500 Index Fund		AZL Small Cap Stock Index Fund Class 1
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$3,806	$3,015	$397	$(154)
Realized Gains (Losses) on Investments, Net	67,130	81,760	154	14,977
Net Change in Unrealized Appreciation
(Depreciation) on Investments	84,170	168,845	8,522	11,401
Net Increase (Decrease) in Net Assets From Operations	155,106	253,620	9,073	26,224
Contract Transactions-All Products
Purchase Payments	99,039	61,384	9,501	11,363
Transfers Between Funds or (to) from General Account	1,452	19,723	—	(5,332)
Surrenders and Terminations	(99,906)	(254,104)	(18,423)	(25,053)
Rescissions	(496)	—	—	—
Loans	835	1,279	(290)	(18,943)
Other Transactions	139	139	—	—
Net Increase (Decrease) in Net Assets Resulting
From Policyholder Transactions	1,063	(171,579)	(9,212)	(37,965)
Increase (Decrease) in Net Assets	156,169	82,041	(139)	(11,741)
Net Assets at Beginning of Period	978,392	896,351	132,278	144,019
Net Assets at End of Period	$1,134,561	$978,392	$132,139	$132,278
Changes in Units
Issued	4,383	4,362	817	897
Redeemed	(4,550)	(11,908)	(1,611)	(3,905)
Net Increase (Decrease)	(167)	(7,546)	(794)	(3,008)

	AZL Small Cap Stock Index Fund Class 2		AZL T. Rowe Price Capital Appreciation Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(2,468)	$(3,562)	$3,006	$8,942
Realized Gains (Losses) on Investments, Net	16,125	45,437	81,031	75,512
Net Change in Unrealized Appreciation
(Depreciation) on Investments	51,945	37,812	49,988	75,228
Net Increase (Decrease) in Net Assets From Operations	65,602	79,687	134,025	159,682
Contract Transactions-All Products
Purchase Payments	52,033	34,353	63,616	62,792
Transfers Between Funds or (to) from General Account	—	(4,767)	—	24,220
Surrenders and Terminations	(41,276)	(68,414)	(17,734)	(149,991)
Rescissions	(96)	(291)	(102)	—
Loans	31,706	2,843	(818)	(6,813)
Other Transactions	519	139	—	—
Net Increase (Decrease) in Net Assets Resulting
From Policyholder Transactions	42,886	(36,137)	44,962	(69,792)
Increase (Decrease) in Net Assets	108,488	43,550	178,987	89,890
Net Assets at Beginning of Period	450,806	407,256	803,711	713,821
Net Assets at End of Period	$559,294	$450,806	$982,698	$803,711
Changes in Units
Issued	5,021	1,877	2,345	3,569
Redeemed	(1,989)	(3,643)	(372)	(6,179)
Net Increase (Decrease)	3,032	(1,766)	1,973	(2,610)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or period ended December 31, 2020 and 2019

	Davis VA Financial Portfolio		Franklin Income VIP Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(66)	$(104)	$32,046	$36,302
Realized Gains (Losses) on Investments, Net	375	1,124	261	23,711
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1,937)	2,948	(36,369)	48,670
Net Increase (Decrease) in Net Assets From Operations	(1,628)	3,968	(4,062)	108,683
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	—	—	—
Surrenders and Terminations	(1,788)	(10,823)	(55,181)	(136,056)
Rescissions	—	—	(25)	(7)
Loans	(21)	(113)	(1,307)	(1,702)
Other Transactions	—	—	96	—
Net Increase (Decrease) in Net Assets Resulting
From Policyholder Transactions	(1,809)	(10,936)	(56,417)	(137,765)
Increase (Decrease) in Net Assets	(3,437)	(6,968)	(60,479)	(29,082)
Net Assets at Beginning of Period	16,278	23,246	715,612	744,694
Net Assets at End of Period	$12,841	$16,278	$655,133	$715,612
Changes in Units
Issued	—	—	2	—
Redeemed	(99)	(491)	(675)	(1,520)
Net Increase (Decrease)	(99)	(491)	(673)	(1,520)

	Franklin Mutual Shares VIP Fund		Franklin Rising Dividends VIP Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$8,796	$6,473	$5,010	$5,182
Realized Gains (Losses) on Investments, Net	8,587	59,671	68,367	176,229
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(59,238)	41,777	60,349	52,673
Net Increase (Decrease) in Net Assets From Operations	(41,855)	107,921	133,726	234,084
Contract Transactions-All Products
Purchase Payments	—	—	877	731
Transfers Between Funds or (to) from General Account	—	—	—	(6,309)
Surrenders and Terminations	(70,146)	(66,279)	(82,420)	(107,769)
Rescissions	(27)	(146)	(33)	(114)
Loans	(1,341)	(1,611)	(3,690)	(19,730)
Other Transactions	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Policyholder Transactions	(71,514)	(68,036)	(85,266)	(133,191)
Increase (Decrease) in Net Assets	(113,369)	39,885	48,460	100,893
Net Assets at Beginning of Period	562,834	522,949	977,772	876,879
Net Assets at End of Period	$449,465	$562,834	$1,026,232	$977,772
Changes in Units
Issued	—	—	8	7
Redeemed	(2,025)	(1,698)	(805)	(1,471)
Net Increase (Decrease)	(2,025)	(1,698)	(797)	(1,464)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or period ended December 31, 2020 and 2019

	Franklin U.S. Government Securities VIP Fund		Invesco Oppenheimer V.I. Global Strategic Income Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$6,226	$6,027	$490	$234
Realized Gains (Losses) on Investments, Net	(1,256)	(3,003)	(98)	(771)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,353	10,347	(246)	1,703
Net Increase (Decrease) in Net Assets From Operations	7,323	13,371	146	1,166
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	—	—	(654)
Surrenders and Terminations	(36,250)	(75,693)	(499)	(4,455)
Rescissions	(51)	—	—	—
Loans	(986)	(1,902)	—	(111)
Other Transactions	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Policyholder Transactions	(37,287)	(77,595)	(499)	(5,220)
Increase (Decrease) in Net Assets	(29,964)	(64,224)	(353)	(4,054)
Net Assets at Beginning of Period	269,710	333,934	13,708	17,762
Net Assets at End of Period	$239,746	$269,710	$13,355	$13,708
Changes in Units
Issued	—	—	—	—
Redeemed	(1,238)	(1,977)	(21)	(170)
Net Increase (Decrease)	(1,238)	(1,977)	(21)	(170)

	PIMCO VIT High Yield Portfolio		PIMCO VIT Real Return Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2,495	$2,908	$(57)	$67
Realized Gains (Losses) on Investments, Net	(2)	327	4	(306)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	658	7,547	951	1,658
Net Increase (Decrease) in Net Assets From Operations	3,151	10,782	898	1,419
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	—	—	—
Surrenders and Terminations	(2,618)	(10,484)	(457)	(14,752)
Rescissions	—	—	—	—
Loans	(268)	(6,549)	(4)	(24)
Other Transactions	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Policyholder Transactions	(2,886)	(17,033)	(461)	(14,776)
Increase (Decrease) in Net Assets	265	(6,251)	437	(13,357)
Net Assets at Beginning of Period	82,519	88,770	9,693	23,050
Net Assets at End of Period	$82,784	$82,519	$10,130	$9,693
Changes in Units
Issued	—	—	—	—
Redeemed	(104)	(745)	(31)	(836)
Net Increase (Decrease)	(104)	(745)	(31)	(836)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or period ended December 31, 2020 and 2019

	PIMCO VIT StocksPLUS Global Portfolio		PIMCO VIT Total Return Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2,479	$5,666	$3,814	$9,380
Realized Gains (Losses) on Investments, Net	65,362	(8,696)	10,884	1,636
Net Change in Unrealized Appreciation
(Depreciation) on Investments	34,762	161,206	22,878	29,495
Net Increase (Decrease) in Net Assets From Operations	102,603	158,176	37,576	40,511
Contract Transactions-All Products
Purchase Payments	56,193	28,490	78,152	50,541
Transfers Between Funds or (to) from General Account	—	(11,814)	—	1,195
Surrenders and Terminations	(35,043)	(50,690)	(65,223)	(183,263)
Rescissions	—	—	(331)	—
Loans	12,857	(71)	25,393	(8,935)
Other Transactions	139	139	139	139
Net Increase (Decrease) in Net Assets Resulting
From Policyholder Transactions	34,146	(33,946)	38,130	(140,323)
Increase (Decrease) in Net Assets	136,749	124,230	75,706	(99,812)
Net Assets at Beginning of Period	731,712	607,482	499,399	599,211
Net Assets at End of Period	$868,461	$731,712	$575,105	$499,399
Changes in Units
Issued	5,122	1,928	5,799	2,977
Redeemed	(2,255)	(4,265)	(3,418)	(10,976)
Net Increase (Decrease)	2,867	(2,337)	2,381	(7,999)

	Templeton Global Bond VIP Fund		Templeton Growth VIP Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2,868	$2,672	$35,088	$36,360
Realized Gains (Losses) on Investments, Net	(282)	507	(44,710)	285,381
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(4,893)	(2,484)	66,233	(104,929)
Net Increase (Decrease) in Net Assets From Operations	(2,307)	695	56,611	216,812
Contract Transactions-All Products
Purchase Payments	—	—	—	44,202
Transfers Between Funds or (to) from General Account	—	—	—	—
Surrenders and Terminations	(4,633)	(3,483)	(166,261)	(162,204)
Rescissions	—	—	(16)	(5)
Loans	(211)	(1,490)	(2,796)	(3,716)
Other Transactions	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Policyholder Transactions	(4,844)	(4,973)	(169,073)	(121,723)
Increase (Decrease) in Net Assets	(7,151)	(4,278)	(112,462)	95,089
Net Assets at Beginning of Period	40,256	44,534	1,647,387	1,552,298
Net Assets at End of Period	$33,105	$40,256	$1,534,925	$1,647,387
Changes in Units
Issued	—	—	—	1,162
Redeemed	(86)	(83)	(4,547)	(4,337)
Net Increase (Decrease)	(86)	(83)	(4,547)	(3,175)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or period ended December 31, 2020 and 2019

	Total All Funds
	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$229,751	$239,544
Realized Gains (Losses) on Investments, Net	709,612	1,416,486
Net Change in Unrealized Appreciation
(Depreciation) on Investments	799,382	1,608,315
Net Increase (Decrease) in Net Assets From Operations	1,738,745	3,264,345
Contract Transactions-All Products
Purchase Payments	1,174,708	1,071,941
Transfers Between Funds or (to) from General Account	—	(1)
Surrenders and Terminations	(1,795,921)	(2,762,721)
Rescissions	(2,245)	(1,029)
Loans	104,195	(71,722)
Other Transactions	1,823	926
Net Increase (Decrease) in Net Assets Resulting
From Policyholder Transactions	(517,440)	(1,762,606)
Increase (Decrease) in Net Assets	1,221,305	1,501,739
Net Assets at Beginning of Period	18,005,075	16,503,336
Net Assets at End of Period	$19,226,380	$18,005,075
Changes in Units
Issued	86,416	75,652
Redeemed	(99,336)	(155,990)
Net Increase (Decrease)	(12,920)	(80,338)

(A)	Fund terminated in 2020 . See Footnote 1 for further details.

The following open/available fund had no activity as of the years or period ending December 31, 2020 and 2019, and therefore, was not listed in the Statements of Changes in Net Assets:
Columbia Variable Portfolio – Seligman Global Technology Fund

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020
(1) Organization
Allianz Life Variable Account A (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (1940 Act), as amended. Allianz Life applies the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) guidance of Topic 946, Financial Services - Investment Companies. The Variable Account was established on May 31, 1985, and commenced operations September 8, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable life policies issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account are equal to the reserves and other liabilities of the Variable Account. These assets are not chargeable with liabilities that arise from any other business Allianz Life may conduct. Allianz Life has discontinued new sales of all variable life insurance products under the Variable Account. Products that were previously offered are shown below:

•Allianz ValueLife
•Allianz Valuemark Life
•Allianz Variable LifeFund
•Allianz VUL

The Variable Account's subaccounts are invested, at net asset values, in one or more of the funds (investment options) in accordance with the selection made by the policyholder. The policyholder may have the option to invest in the fixed account, based on the product features. The liabilities of the fixed account are included in the General Account, which is not registered as an investment company under the 1940 Act. Not all funds listed are available for all products. Some funds have been closed to accepting new money. Generally, each multiple-class fund is presented on an aggregate basis. When mergers occur, the fund will generally be presented separately by class, to disclose which class received additional money. The funds and investment advisers are:

Fund	Investment Adviser
AZL DFA Five-Year Global Fixed Income Fund *†	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1 †	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2 *†	Allianz Investment Management, LLC
AZL Government Money Market Fund *†	Allianz Investment Management, LLC
AZL International Index Fund Class 1 †	Allianz Investment Management, LLC
AZL International Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Mid Cap Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Mid Cap Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL MSCI Emerging Markets Equity Index Class 1 †	Allianz Investment Management, LLC
AZL MSCI Emerging Markets Equity Index Class 2 *†	Allianz Investment Management, LLC
AZL Russell 1000 Growth Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Russell 1000 Growth Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Russell 1000 Value Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Russell 1000 Value Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL S&P 500 Index Fund *†	Allianz Investment Management, LLC
AZL Small Cap Stock Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Small Cap Stock Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL T. Rowe Price Capital Appreciation Fund *†	Allianz Investment Management, LLC
Columbia Variable Portfolio – Seligman Global Technology Fund	Columbia Management Investment Advisors, LLC
Davis VA Financial Portfolio	Davis Selected Advisers, L.P.
Franklin Income VIP Fund *	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund *	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund *	Franklin Advisory Services, LLC
Franklin U.S. Government Securities VIP Fund *	Franklin Advisers, Inc.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

Fund	Investment Adviser
Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Advisors, Inc.
PIMCO VIT High Yield Portfolio †	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio †	Pacific Investment Management Company LLC
PIMCO VIT StocksPLUS Global Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Total Return Portfolio †	Pacific Investment Management Company, LLC
Templeton Global Bond VIP Fund *	Franklin Advisers, Inc.
Templeton Growth VIP Fund *	Templeton Global Advisors Limited

*	Fund contains share classes which assess 12b-1 fees.
†	The investment adviser of this fund is an affiliate of Allianz Life and is paid an investment management fee by the fund.

During the year ended December 31, 2019, the funds listed below changed their name. There were no name changes in 2020.

Prior Fund Name	Current Fund Name	Effective Date
Oppenheimer Global Strategic Income Fund/VA	Invesco Oppenheimer V.I. Global Strategic Income Fund	May 24, 2019
During the year ended December 31, 2020, the following funds were closed to new money. There were no fund closures in 2019.

Fund	Date Closed
AZL Morgan Stanley Global Real Estate Fund Class 1	August 21, 2020
AZL Morgan Stanley Global Real Estate Fund Class 2	August 21, 2020
During the years ended December 31, 2020 and 2019, no funds were added as available options.
During the year ended December 31, 2020, the following funds were merged or replaced. No funds merged or were replaced in 2019.

Closed Fund	Receiving Fund	Date Merged
AZL Morgan Stanley Global Real Estate Fund Class 1	AZL S&P 500 Index Fund	August 21, 2020
AZL Morgan Stanley Global Real Estate Fund Class 2	AZL S&P 500 Index Fund	August 21, 2020

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020
(2) Significant Accounting Policies
Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investment transactions are recorded by the Variable Account on the trade date. Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the funds after the 4 PM Eastern Standard Time market close.
The Fair Value Measurement Topic of the FASB ASC establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

Level 1 -     Unadjusted quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date.

Level 2 –     Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:

(a)    Quoted prices for similar assets or liabilities in active markets.
(b)    Quoted prices for identical or similar assets or liabilities in markets that are not active.
(c)    Inputs other than quoted prices that are observable.
(d)    Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 -    Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Variable Account’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2020, all of the Variable Account’s investments are in funds for which quoted prices are available in an active market which the Variable Account has the ability to access. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds are accounted for on a trade-date basis and are in accordance with the Fair Value Measurements and Disclosures topic of the FASB ASC, which differs from the characterization of an investment in the fund.

Realized gains on investments include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the funds are reinvested in additional shares of the funds and are recorded as income to the Variable Account on the ex-dividend date.

The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis. Net investment income (loss) and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the fund as of the beginning of the valuation date.

Transfers between subaccounts, including the fixed account (net), include transfers of all or part of the contractholders' interest to or from another eligible subaccount, or from or to the fixed account option of the general account of the Company.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020
(3) Related Party Charges and Expenses
Under the terms of the policies, certain charges and fees are incurred by the policyholder to cover Allianz Life’s expenses in connection with the issuance and administration of the policies. Following is a summary of these charges, expenses and fees for the period ended December 31, 2020:

Mortality and Expense Risk Charges
Allianz Life assumes mortality and expense risks related to the operations of the Variable Account. These charges are deducted on a daily basis with a rate ranging from 0.60% to 2.0% annually of the daily net asset value of each fund. These charges are assessed through a reduction in subaccount unit values.

Administrative Charges
A charge to cover administrative expenses of the Variable Account may be deducted from the Variable Account, depending on the policy. These charges range from 0.15% annually of the daily net asset value of each fund to a fixed charge of $4 to $15 per month. The 0.15% charge is assessed through a reduction in subaccount unit values, and the $4 to $15 charge is assessed through a reduction in subaccount accumulation units.

Cost of Insurance Charge
A cost of insurance charge may be deducted from the policy by a reduction of subaccount accumulation units. The amount of the charge is based upon the age, sex, and rate classification of the insured.

Insurance Risk Charge
An insurance risk charge may be deducted from the policy by a reduction of subaccount values. The amount of the charge is based upon the rate classification of the insured.

Premium Charges
A charge to cover expenses related to premiums and premium collection expense, including premium taxes, may be deducted from each premium payment. These charges range from 1.75% to 5.0% of each premium payment.

Transfer Charges
A charge to cover transfers between available funds may be imposed at a rate of up to $25 per transfer. These charges are assessed through a reduction in subaccount units.

Rider Charges
For certain policies, optional riders may be available for an additional charge to the policyholder. The rider charges and the manner in which they are assessed vary based on the specific product, and may vary based on the insured's issue age, risk classification and other factors.

Additional details on charges and fees can be found in the respective product prospectus and policy.
(4) Federal Income Taxes
Operations of the Variable Account form a part of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Variable Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, Allianz Life understands that it will be treated as owner of the assets invested in the Variable Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in a policyholder's gross income until amounts are received pursuant to a variable life policy.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020
(5) Purchases and Sales of Investments
The cost of purchases and proceeds from sales of investments for the year or periods ended December 31, 2020, are as follows:

	Cost of Purchases	Proceeds from Sales
AZL DFA Five-Year Global Fixed Income Fund	$5,408	$2,415
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	19,600	20,212
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	28,957	15,806
AZL Government Money Market Fund	872,326	809,856
AZL International Index Fund Class 1	30,217	25,087
AZL International Index Fund Class 2	298,886	243,096
AZL Mid Cap Index Fund Class 1	205,193	118,042
AZL Mid Cap Index Fund Class 2	138,559	179,152
AZL Morgan Stanley Global Real Estate Fund Class 1	2,860	43,121
AZL Morgan Stanley Global Real Estate Fund Class 2	555	1,613
AZL MSCI Emerging Markets Equity Index Class 1	59,645	32,852
AZL MSCI Emerging Markets Equity Index Class 2	10,030	3,247
AZL Russell 1000 Growth Index Fund Class 1	61,827	35,821
AZL Russell 1000 Growth Index Fund Class 2	465,418	383,568
AZL Russell 1000 Value Index Fund Class 1	232,180	208,532
AZL Russell 1000 Value Index Fund Class 2	91,110	100,120
AZL S&P 500 Index Fund	225,645	183,442
AZL Small Cap Stock Index Fund Class 1	29,793	30,250
AZL Small Cap Stock Index Fund Class 2	222,040	158,348
AZL T. Rowe Price Capital Appreciation Fund	183,772	73,996
Columbia Variable Portfolio – Seligman Global Technology Fund	—	—
Davis VA Financial Portfolio	923	2,046
Franklin Income VIP Fund	38,144	62,005
Franklin Mutual Shares VIP Fund	28,627	75,332
Franklin Rising Dividends VIP Fund	92,858	125,725
Franklin U.S. Government Securities VIP Fund	9,987	41,047
Invesco Oppenheimer V.I. Global Strategic Income Fund	746	755
PIMCO VIT High Yield Portfolio	7,973	8,364
PIMCO VIT Real Return Portfolio	142	659
PIMCO VIT StocksPLUS Global Portfolio	139,723	33,323
PIMCO VIT Total Return Portfolio	162,771	114,211
Templeton Global Bond VIP Fund	3,142	5,118
Templeton Growth VIP Fund	46,311	180,297

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020
(6) Financial Highlights
A summary of units outstanding, unit values, net assets, ratios, and total returns for variable life policies is as follows:

	At December 31					For the years or periods ended December 31
	Units Outstanding	Unit Fair Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL DFA Five-Year Global Fixed Income Fund
2020	1,107	$10.34	to	$10.34	$11,445	2.46%	0.75%	to	0.75%	(0.18)%	to	(0.18)%
2019	835	$10.36	to	$10.36	$8,644	6.64%	0.75%	to	0.75%	2.73%	to	2.73%
2018	488	$10.08	to	$10.08	$4,924	0.81%	0.75%	to	0.75%	0.41%	to	0.41%
2017²	146	$10.04	to	$10.04	$1,468	—%	0.75%	to	0.75%	(0.55)%	to	(0.55)%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1
2020	36,369	$11.82	to	$11.82	$429,891	3.64%	0.75%	to	0.75%	8.31%	to	8.31%
2019	37,480	$10.91	to	$10.91	$409,053	3.37%	0.75%	to	0.75%	9.74%	to	9.74%
2018	38,301	$9.95	to	$9.95	$380,905	2.94%	0.75%	to	0.75%	(1.75)%	to	(1.75)%
2017	47,062	$10.12	to	$10.12	$476,347	2.50%	0.75%	to	0.75%	3.77%	to	3.77%
2016¹	48,396	$9.75	to	$9.75	$472,066	—%	0.75%	to	0.75%	(2.46)%	to	(2.46)%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2
2020	8,054	$11.34	to	$11.34	$91,356	3.42%	0.60%	to	2.00%	6.68%	to	6.68%
2019	6,942	$10.63	to	$10.63	$73,814	3.07%	0.60%	to	2.00%	8.10%	to	8.10%
2018	6,427	$9.84	to	$10.67	$63,562	2.91%	0.60%	to	2.00%	(3.22)%	to	(1.85)%
2017	6,689	$10.16	to	$10.87	$68,427	2.31%	0.60%	to	2.00%	2.22%	to	3.65%
2016¹	7,490	$9.94	to	$10.49	$74,719	—%	0.60%	to	2.00%	(2.94)%	to	(2.65)%
AZL Government Money Market Fund
2020	115,491	$8.23	to	$10.77	$1,120,369	0.17%	0.60%	to	2.00%	(1.78)%	to	(0.40)%
2019	107,490	$8.38	to	$10.81	$1,057,899	1.38%	0.60%	to	2.00%	(0.62)%	to	0.79%
2018	108,162	$8.44	to	$10.73	$1,062,727	0.99%	0.60%	to	2.00%	(1.00)%	to	0.41%
2017	122,575	$8.52	to	$10.68	$1,202,515	0.04%	0.60%	to	2.00%	(1.93)%	to	(0.55)%
2016	133,671	$8.69	to	$10.74	$1,336,541	—%	0.60%	to	2.00%	(1.97)%	to	(0.59)%
AZL International Index Fund Class 1
2020	23,556	$13.08	to	$13.87	$316,467	5.18%	0.60%	to	2.00%	5.53%	to	7.02%
2019	24,066	$12.39	to	$12.96	$304,372	3.73%	0.60%	to	2.00%	19.26%	to	20.94%
2018	26,327	$10.39	to	$10.72	$277,392	3.86%	0.60%	to	2.00%	(15.52)%	to	(14.32)%
2017	30,320	$12.30	to	$12.51	$375,860	1.35%	0.60%	to	2.00%	22.65%	to	24.37%
2016¹	34,919	$10.03	to	$10.06	$350,668	—%	0.60%	to	2.00%	0.27%	to	0.57%
AZL International Index Fund Class 2
2020	53,667	$13.60	to	$21.33	$1,023,808	3.22%	0.60%	to	2.00%	5.27%	to	6.76%
2019	49,664	$12.92	to	$19.98	$916,712	2.35%	0.60%	to	2.00%	19.04%	to	20.72%
2018	56,606	$10.85	to	$16.55	$849,265	2.61%	0.60%	to	2.00%	(15.75)%	to	(14.56)%
2017	65,983	$12.88	to	$19.37	$1,175,483	0.91%	0.60%	to	2.00%	22.30%	to	24.02%
2016¹	67,204	$10.53	to	$15.62	$973,920	—%	0.60%	to	2.00%	0.36%	to	0.66%
AZL Mid Cap Index Fund Class 1
2020	92,710	$14.91	to	$15.82	$1,448,747	3.98%	0.60%	to	2.00%	12.54%	to	14.13%
2019	95,889	$13.25	to	$13.86	$1,318,048	3.13%	0.60%	to	2.00%	22.99%	to	24.72%
2018	101,718	$10.77	to	$11.11	$1,124,259	2.40%	0.60%	to	2.00%	(12.78)%	to	(11.54)%
2017	112,694	$12.35	to	$12.56	$1,411,467	1.02%	0.60%	to	2.00%	13.79%	to	15.39%
2016¹	121,098	$10.85	to	$10.89	$1,317,546	—%	0.60%	to	2.00%	8.54%	to	8.86%
AZL Mid Cap Index Fund Class 2
2020	20,105	$24.75	to	$42.51	$687,219	1.16%	0.60%	to	2.00%	12.26%	to	13.84%

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding	Unit Fair Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2019	21,978	$22.05	to	$37.34	$669,139	1.06%	0.60%	to	2.00%	22.80%	to	24.53%
2018	23,340	$17.95	to	$29.99	$569,769	0.91%	0.60%	to	2.00%	(13.11)%	to	(11.88)%
2017	26,543	$20.66	to	$34.03	$743,158	0.47%	0.60%	to	2.00%	13.56%	to	15.16%
2016¹	29,719	$18.19	to	$29.55	$730,946	—%	0.60%	to	2.00%	8.53%	to	8.85%
AZL MSCI Emerging Markets Equity Index Class 1
2020	35,388	$16.81	to	$16.81	$594,976	3.80%	0.75%	to	0.75%	16.38%	to	16.38%
2019	35,904	$14.45	to	$14.45	$518,681	1.98%	0.75%	to	0.75%	16.67%	to	16.67%
2018	36,263	$12.38	to	$12.38	$449,000	1.91%	0.75%	to	0.75%	(15.94)%	to	(15.94)%
2017	42,277	$14.73	to	$14.73	$622,728	0.53%	0.75%	to	0.75%	35.95%	to	35.95%
2016	46,622	$10.83	to	$10.83	$505,136	0.91%	0.75%	to	0.75%	9.39%	to	9.39%
AZL MSCI Emerging Markets Equity Index Class 2
2020	3,829	$13.43	to	$16.93	$51,882	3.61%	0.60%	to	2.00%	14.59%	to	16.21%
2019	3,365	$11.72	to	$14.57	$39,812	1.63%	0.60%	to	2.00%	14.86%	to	16.48%
2018	3,823	$10.20	to	$12.51	$39,980	1.61%	0.60%	to	2.00%	(17.14)%	to	(15.97)%
2017	3,579	$12.31	to	$14.88	$45,182	0.40%	0.60%	to	2.00%	33.93%	to	35.81%
2016	4,202	$9.19	to	$10.96	$39,411	0.59%	0.60%	to	2.00%	7.72%	to	9.24%
AZL Russell 1000 Growth Index Fund Class 1
2020	33,371	$22.57	to	$23.95	$794,065	1.18%	0.60%	to	2.00%	36.27%	to	38.20%
2019	34,735	$16.56	to	$17.33	$598,953	1.43%	0.60%	to	2.00%	32.85%	to	34.72%
2018	39,598	$12.47	to	$12.86	$507,589	1.60%	0.60%	to	2.00%	(3.82)%	to	(2.45)%
2017	41,328	$12.96	to	$13.18	$543,909	0.37%	0.60%	to	2.00%	26.64%	to	28.42%
2016¹	49,941	$10.24	to	$10.27	$512,564	—%	0.60%	to	2.00%	2.36%	to	2.67%
AZL Russell 1000 Growth Index Fund Class 2
2020	34,040	$40.45	to	$46.32	$1,430,522	0.61%	0.60%	to	2.00%	35.83%	to	37.75%
2019	32,215	$29.78	to	$33.63	$995,364	0.79%	0.60%	to	2.00%	32.60%	to	34.47%
2018	35,617	$22.46	to	$25.01	$825,656	0.88%	0.60%	to	2.00%	(4.09)%	to	(2.73)%
2017	43,676	$23.42	to	$25.71	$1,049,897	0.26%	0.60%	to	2.00%	26.34%	to	28.12%
2016¹	47,397	$18.53	to	$20.07	$898,317	—%	0.60%	to	2.00%	2.33%	to	2.64%
AZL Russell 1000 Value Index Fund Class 1
2020	155,318	$13.27	to	$14.08	$2,167,308	3.05%	0.60%	to	2.00%	0.22%	to	1.64%
2019	167,526	$13.24	to	$13.85	$2,304,857	2.97%	0.60%	to	2.00%	23.63%	to	25.37%
2018	175,981	$10.71	to	$11.05	$1,935,087	2.78%	0.60%	to	2.00%	(10.32)%	to	(9.05)%
2017	200,407	$11.94	to	$12.14	$2,427,462	0.88%	0.60%	to	2.00%	11.14%	to	12.70%
2016¹	221,251	$10.74	to	$10.78	$2,383,049	—%	0.60%	to	2.00%	7.44%	to	7.76%
AZL Russell 1000 Value Index Fund Class 2
2020	32,580	$21.46	to	$24.60	$748,351	2.03%	0.60%	to	2.00%	(0.02)%	to	1.40%
2019	35,072	$21.47	to	$24.26	$798,189	2.00%	0.60%	to	2.00%	23.37%	to	25.11%
2018	39,717	$17.40	to	$19.39	$725,399	1.82%	0.60%	to	2.00%	(10.54)%	to	(9.27)%
2017	49,369	$19.45	to	$21.37	$998,086	0.67%	0.60%	to	2.00%	10.79%	to	12.34%
2016¹	57,031	$17.55	to	$19.02	$1,037,167	—%	0.60%	to	2.00%	7.35%	to	7.67%
AZL S&P 500 Index Fund
2020	44,207	$23.06	to	$29.13	$1,134,561	1.79%	0.60%	to	2.00%	15.17%	to	17.11%
2019	44,374	$19.97	to	$24.89	$978,392	1.67%	0.60%	to	2.00%	28.30%	to	30.49%
2018	51,920	$15.52	to	$19.10	$896,351	1.66%	0.60%	to	2.00%	(6.73)%	to	(5.20)%
2017	55,552	$16.60	to	$20.18	$1,027,430	1.02%	0.60%	to	2.00%	18.96%	to	20.88%

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding	Unit Fair Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2016	56,666	$13.93	to	$16.72	$874,455	1.59%	0.60%	to	2.00%	3.86%	to	10.78%
AZL Small Cap Stock Index Fund Class 1
2020	8,920	$14.67	to	$15.56	$132,139	2.07%	0.60%	to	2.00%	8.77%	to	10.31%
2019	9,714	$13.49	to	$14.11	$132,278	1.58%	0.60%	to	2.00%	19.99%	to	21.68%
2018	12,722	$11.24	to	$11.59	$144,019	1.33%	0.60%	to	2.00%	(10.41)%	to	(9.14)%
2017	14,342	$12.54	to	$12.76	$180,526	0.60%	0.60%	to	2.00%	10.71%	to	12.26%
2016¹	19,166	$11.33	to	$11.37	$217,395	—%	0.60%	to	2.00%	13.31%	to	13.65%
AZL Small Cap Stock Index Fund Class 2
2020	23,952	$22.68	to	$27.47	$559,294	1.18%	0.60%	to	2.00%	8.51%	to	10.05%
2019	20,920	$20.90	to	$24.96	$450,806	0.95%	0.60%	to	2.00%	19.77%	to	21.46%
2018	22,686	$17.45	to	$20.55	$407,256	0.85%	0.60%	to	2.00%	(10.74)%	to	(9.48)%
2017	26,315	$19.55	to	$22.70	$525,776	0.48%	0.60%	to	2.00%	10.52%	to	12.07%
2016	30,063	$17.69	to	$20.25	$540,697	0.87%	0.60%	to	2.00%	23.22%	to	24.96%
AZL T. Rowe Price Capital Appreciation Fund
2020	31,498	$26.44	to	$34.58	$982,698	1.42%	0.60%	to	2.00%	15.15%	to	16.77%
2019	29,525	$22.96	to	$29.62	$803,711	2.16%	0.60%	to	2.00%	21.92%	to	23.64%
2018	32,135	$18.84	to	$23.95	$713,821	0.89%	0.60%	to	2.00%	(1.62)%	to	(0.23)%
2017	36,775	$19.15	to	$24.01	$822,981	1.31%	0.60%	to	2.00%	12.77%	to	14.35%
2016	35,797	$16.98	to	$21.00	$697,282	0.73%	0.60%	to	2.00%	5.70%	to	7.19%
Davis VA Financial Portfolio
2020	585	$21.87	to	$28.60	$12,841	1.44%	0.60%	to	2.00%	(7.86)%	to	(6.55)%
2019	684	$23.73	to	$30.61	$16,278	1.35%	0.60%	to	2.00%	23.37%	to	25.11%
2018	1,175	$19.24	to	$24.47	$23,246	0.85%	0.60%	to	2.00%	(12.45)%	to	(11.21)%
2017	2,228	$21.97	to	$27.55	$49,640	0.69%	0.60%	to	2.00%	19.02%	to	20.69%
2016	2,551	$18.46	to	$22.83	$47,612	0.99%	0.60%	to	2.00%	11.99%	to	13.57%
Franklin Income VIP Fund
2020	7,185	$61.40	to	$96.08	$655,133	5.94%	0.60%	to	2.00%	(1.31)%	to	0.21%
2019	7,858	$62.21	to	$95.87	$715,612	5.63%	0.60%	to	2.00%	13.76%	to	15.55%
2018	9,378	$54.68	to	$82.97	$744,694	4.86%	0.60%	to	2.00%	(6.21)%	to	(4.81)%
2017	10,929	$58.30	to	$87.17	$904,763	4.29%	0.60%	to	2.00%	7.51%	to	9.12%
2016	12,828	$54.23	to	$79.88	$980,832	5.14%	0.60%	to	2.00%	11.76%	to	13.48%
Franklin Mutual Shares VIP Fund
2020	10,854	$30.21	to	$43.03	$449,465	2.88%	0.60%	to	2.00%	(6.93)%	to	(5.56)%
2019	12,879	$32.46	to	$45.56	$562,834	2.04%	0.60%	to	2.00%	20.14%	to	22.00%
2018	14,577	$27.02	to	$37.35	$522,949	2.51%	0.60%	to	2.00%	(10.88)%	to	(9.54)%
2017	17,156	$30.31	to	$41.29	$679,417	2.35%	0.60%	to	2.00%	6.21%	to	7.83%
2016	20,982	$28.54	to	$38.29	$766,382	2.22%	0.60%	to	2.00%	13.76%	to	15.48%
Franklin Rising Dividends VIP Fund
2020	8,395	$85.72	to	$130.13	$1,026,232	1.45%	0.60%	to	2.00%	13.67%	to	15.36%
2019	9,192	$75.41	to	$112.80	$977,772	1.45%	0.60%	to	2.00%	26.67%	to	28.62%
2018	10,656	$59.53	to	$87.71	$876,879	1.41%	0.60%	to	2.00%	(6.96)%	to	(5.56)%
2017	13,695	$63.99	to	$92.87	$1,171,229	1.65%	0.60%	to	2.00%	18.18%	to	19.95%
2016	15,764	$54.15	to	$77.42	$1,112,197	1.56%	0.60%	to	2.00%	13.74%	to	15.46%
Franklin U.S. Government Securities VIP Fund
2020	6,502	$25.71	to	$47.40	$239,746	3.63%	0.60%	to	2.00%	1.77%	to	3.30%

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding	Unit Fair Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2019	7,740	$25.26	to	$45.88	$269,710	3.12%	0.60%	to	2.00%	3.15%	to	4.68%
2018	9,717	$24.49	to	$43.83	$333,934	3.08%	0.60%	to	2.00%	(1.66)%	to	(0.16)%
2017	14,610	$24.90	to	$43.90	$535,027	2.76%	0.60%	to	2.00%	(0.66)%	to	0.90%
2016	15,784	$25.07	to	$43.51	$568,056	2.65%	0.60%	to	2.00%	(1.33)%	to	0.14%
Invesco Oppenheimer V.I. Global Strategic Income Fund
2020	519	$25.71	to	$25.71	$13,355	5.86%	0.60%	to	2.00%	1.35%	to	1.35%
2019	540	$25.37	to	$25.37	$13,708	3.68%	0.60%	to	2.00%	8.61%	to	8.61%
2018	710	$23.36	to	$33.47	$17,762	4.94%	0.60%	to	2.00%	(6.30)%	to	(4.97)%
2017	747	$24.93	to	$35.22	$19,877	2.31%	0.60%	to	2.00%	4.17%	to	5.64%
2016	726	$23.93	to	$33.34	$18,583	5.01%	0.60%	to	2.00%	4.42%	to	5.90%
PIMCO VIT High Yield Portfolio
2020	3,252	$24.03	to	$31.43	$82,784	4.84%	0.60%	to	2.00%	3.66%	to	5.12%
2019	3,356	$23.18	to	$29.90	$82,519	4.96%	0.60%	to	2.00%	12.48%	to	14.07%
2018	4,101	$20.61	to	$26.21	$88,770	5.10%	0.60%	to	2.00%	(4.59)%	to	(3.24)%
2017	4,421	$21.60	to	$27.09	$99,986	4.88%	0.60%	to	2.00%	4.52%	to	5.99%
2016	5,160	$20.67	to	$25.56	$110,725	5.23%	0.60%	to	2.00%	10.25%	to	11.81%
PIMCO VIT Real Return Portfolio
2020	645	$15.71	to	$15.71	$10,130	1.43%	0.60%	to	2.00%	9.50%	to	9.50%
2019	676	$14.34	to	$18.12	$9,693	1.82%	0.60%	to	2.00%	6.30%	to	7.80%
2018	1,512	$13.49	to	$16.81	$23,050	2.48%	0.60%	to	2.00%	(4.15)%	to	(2.79)%
2017	1,613	$14.08	to	$17.29	$25,302	2.38%	0.60%	to	2.00%	1.61%	to	3.04%
2016	1,641	$13.85	to	$16.78	$25,077	2.30%	0.60%	to	2.00%	3.12%	to	4.57%
PIMCO VIT StocksPLUS Global Portfolio
2020	46,187	$16.45	to	$19.33	$868,461	1.26%	0.60%	to	2.00%	10.79%	to	12.62%
2019	43,320	$14.84	to	$17.17	$731,712	1.71%	0.60%	to	2.00%	25.00%	to	26.91%
2018	45,657	$11.88	to	$13.53	$607,482	1.70%	0.60%	to	2.00%	(12.52)%	to	(11.27)%
2017	48,640	$13.58	to	$15.25	$728,305	3.38%	0.60%	to	2.00%	20.56%	to	22.55%
2016	52,264	$11.26	to	$12.44	$639,385	5.30%	0.60%	to	2.00%	5.61%	to	7.27%
PIMCO VIT Total Return Portfolio
2020	29,189	$17.81	to	$23.29	$575,105	2.10%	0.60%	to	2.00%	6.50%	to	8.01%
2019	26,808	$16.72	to	$21.56	$499,399	3.02%	0.60%	to	2.00%	6.22%	to	7.72%
2018	34,807	$15.74	to	$20.02	$599,211	2.54%	0.60%	to	2.00%	(2.51)%	to	(1.13)%
2017	35,512	$16.15	to	$20.25	$625,547	2.02%	0.60%	to	2.00%	2.85%	to	4.29%
2016	35,479	$15.70	to	$19.41	$602,756	2.08%	0.60%	to	2.00%	0.65%	to	2.07%
Templeton Global Bond VIP Fund
2020	589	$56.21	to	$56.21	$33,105	8.63%	0.75%	to	0.75%	(5.78)%	to	(5.78)%
2019	675	$59.66	to	$59.66	$40,256	7.02%	0.75%	to	0.75%	1.49%	to	1.49%
2018	758	$58.78	to	$58.78	$44,534	—%	0.75%	to	0.75%	1.45%	to	1.45%
2017	841	$57.94	to	$57.94	$48,703	—%	0.75%	to	0.75%	1.39%	to	1.39%
2016	976	$57.15	to	$57.15	$55,776	—%	0.75%	to	0.75%	2.44%	to	2.44%
Templeton Growth VIP Fund
2020	35,591	$30.68	to	$44.66	$1,534,925	3.26%	0.60%	to	2.00%	3.70%	to	5.19%
2019	40,138	$29.58	to	$42.46	$1,647,387	3.02%	0.60%	to	2.00%	12.87%	to	14.57%
2018	43,313	$26.21	to	$37.10	$1,552,298	2.18%	0.60%	to	2.00%	(16.54)%	to	(15.25)%
2017	57,015	$31.41	to	$43.83	$2,414,708	1.83%	0.60%	to	2.00%	16.16%	to	17.88%

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding	Unit Fair Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2016	64,169	$27.04	to	$37.21	$2,292,948	2.32%	0.60%	to	2.00%	7.45%	to	9.08%

[1] Period from October 14, 2016 (fund commencement) to December 31, 2016
[2] Period from October 16, 2017 (fund commencement) to December 31, 2017
* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** These ratios represent the annualized policy expenses of the Variable Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated, based on the products available to the policyholders. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying funds are excluded.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect policy expenses of the Variable Account for products held at the time by policyholders. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Funds with a date notation, as shown below, indicate the effective date of that fund in the Variable Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values. Based on the product grouping representing the minimum and maximum expense ratio amounts, some individual policy returns are not within the ranges presented and are not annualized.
The following open/available fund had no activity for the years or periods ended December 31, 2020, 2019, 2018, 2017 and 2016, and therefore, was not listed in the Financial Highlights:
Columbia Variable Portfolio – Seligman Global Technology Fund

(7) Subsequent Events
No material subsequent events have occurred since December 31, 2020 through March 29, 2021, the date at which the financial statements were issued, that would require adjustment to the financial statements.